ENVIRONMENTAL RECLAMATION PROVISION (Tables)	12 Months Ended
Dec. 31, 2020
Environmental Reclamation Provision
Environmental reclamation provision balance
	December 31, 2020	December 31, 2019
Balance, beginning of year	$2,355	$-
Additions to present value of environmental reclamation provision	1,200	2,355
Reclamation costs incurred	(200)	-
Interest or accretion expense	28	-
Balance, end of year	$3,383	$2,355

Statements of Financial Position Presentation	December 31, 2020	December 31, 2019
Current portion of environmental reclamation provision	$250	$716
Non-current environmental reclamation provision	3,133	1,639
Total	$3,383	$2,355